Capital transactions	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 18 - Capital transactions

Preferred stock

On January 29, 2008, the Company amended its articles of association and authorized 1,000,000 preferred shares. No preferred shares were issued or registered in the IPO. There were no preferred shares issued and outstanding as of December 31, 2018 and 2017.

Issuance of capital stock

2018

During January 2018, a total of 174,903
Investor Warrants were exercised.

On September 20, 2018, the Company closed a rights offering and issued and sold an aggregate of 50,663,270 ordinary shares at the subscription price of $0.99 per share, pursuant to the exercise of subscriptions and oversubscriptions in the rights offering from its existing stockholders. The Company received aggregate gross proceeds of approximately $50.16 million from the rights offering before deducting offering expenses of $166. The rights offering was made pursuant to the Company's effective registration statement on Form F-1 (Registration No. 333-225977) filed with the Securities and Exchange Commission.

Share-based compensation

On April 10, 2018, a total of 180,000 shares were issued to certain of the Company’s directors and employees, which vested immediately. The grant date fair value was $1.08 per share. Compensation expense of $194 was recorded in the statement of comprehensive loss in 2018.

On June 8, 2018, Raleigh Siu Lau was appointed as the Company’s President and Chief Executive Officer by the Board of Directors. In connection with Mr. Lau’s appointment as the Company’s President and Chief Executive Officer, the Compensation Committee granted Mr. Lau 1,000,000 restricted ordinary shares. One-third of the shares shall vest on June 8, 2019, one-third of the shares shall vest of June 8, 2020 and the remaining one-third of the shares shall vest on June 8, 2021, if Mr. Lau remains employed by the Company on each such vesting date.

On June 8, 2018, Tommy Wing Ling Lui was appointed as the Company’s Chief Technology Officer by the Board of Directors. In connection with Mr. Lui’s appointment as the Company’s Chief Technology Officer, the Compensation Committee granted Mr. Lui 500,000 restricted ordinary shares. One-third of the shares shall vest on June 8, 2019, one-third of the shares shall vest of June 8, 2020 and the remaining one-third of the shares shall vest on June 8, 2021, if Mr. Lui remains employed by the Company on each such vesting date.

Compensation expense of $400 was recorded in the statement of comprehensive loss in 2018 in relation to the restricted ordinary shares granted to Mr. Lau and Mr. Lui. As of December 31, 2018, there was $1,461 unrecognized compensation cost related to unvested restricted shares, which is to be recognized over a weighted average vesting period of 2.44 years. The Company determined the fair value of restricted shares based on its stock price on the date of grant of $1.2 per share.

2017

On March 20, 2017, the Company entered into a Securities Purchase Agreement with an unrelated investor to sell an aggregate of 117,361 shares of the Company’s ordinary shares. Under the Purchase Agreement, the Company sold 117,361 ordinary shares to investors for a per share purchase price of $2.04. The securities were offered and sold by the Company pursuant to an effective shelf registration statement on Form F-3 (File No. 333-214141), which was originally filed with the Securities and Exchange Commission on October 17, 2016, amended on December 23, 2016, and was declared effective on January 4, 2017, and a related prospectus. The investor paid full amount of $239, and the Company issued 117,361 shares on March 28, 2017. The fair value of the shares was $2.85 per share on March 28, 2017.

On April 5, 2017, the Company entered into a Securities Purchase Agreement with certain unrelated investors to sell an aggregate of 434,783 shares of the Company’s ordinary shares, and warrants to purchase up to an initial 326,087 of the Company’s ordinary shares with an initial exercise price of $2.75 per share. Under the Purchase Agreement, the Company sold 434,783 ordinary shares to investors for a per share purchase price of $2.30. Warrants to purchase the Company’s ordinary shares were issued to investors in amount equal to 75% of the shares purchased by each investor under the Purchase Agreement. The securities were offered and sold by the Company pursuant to an effective shelf registration statement on Form F-3 (File No. 333-214141), which was originally filed with the Securities and Exchange Commission on October 17, 2016, amended on December 23, 2016, and was declared effective on January 4, 2017, and a related prospectus. The investor paid full amount of $1,000, and the Company issued 434,783 shares on April 7, 2017. The fair value of the shares was $2.70 per share on April 7, 2017.

On November 13, 201 7, the Company, entered into a Stock Purchase Agreement with two unrelated investors pursuant to sell an aggregate of 2,314,500 shares of its ordinary stock, par value $0.004 per share, at a per share purchase price of $0.80 , for aggregate proceeds of $1,852. The investors paid full amount of $1,852 on November 14, 2017 and the Company issued
2,314,500
shares on November 15, 2017. The fair value of the shares was $1.20 per share on November 15, 2017.

Share-based compensation

On January 5, 2017, a total of 190,000 shares were issued to certain of the Company’s directors, certain employees and consultants, which vested immediately. The grant date fair value was $3.90 per share.

2016

Certain investors have agreed to purchase 1,900,000 shares of our common stock for an amount of $7 million. In May 2016, the Company received the first tranche of $350. The investors paid the balance of $6,650 on August 11, 2016 and the Company issued 1,900,000 shares on September 19, 2016. The fair value of the shares was $3.30 per share on September 19, 2016.

Share-based compensation

On December 8, 2016, a total of 320,000 shares were issued to the Company’s directors, certain employees and consultants, which vested immediately. The grant date fair value was $3.43 per share.

On March 29, 2016, a total of 31,250 shares were issued to a consultant of the Company. The grant date fair value for such shares was $3.38 per share.

On March 15, 2016, a total of 48,000 shares were issued to the Company’s independent directors, certain employees and consultants, which vested immediately. The grant date fair value was $3.35 per share.

On February 29, 2016, a total of 60,000 shares were issued to the certain IR service providers. The grant date fair value was $3.37 per share.